SCHEDULE OF OPERATING LEASE (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Operating Leases
Right-of-use assets, costs	$ 123,162	$ 268,140
Accumulated amortization	(23,123)	(117,664)
Disposal due to early termination		(30,595)
Right-of-use assets, net	$ 100,039	$ 119,881